UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number:  811-05398

              AllianceBernstein Variable Products Series Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant?s telephone number, including area code:  (800) 221-5672

                    Date of fiscal year end: December 31, 2003

                    Date of reporting period:  June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN MONEY MARKET PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2003

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________



                                                    Principal
                                                       Amount
Company                                                 (000)     U.S. $ Value
-------------------------------------------------------------------------------
COMMERCIAL PAPER-83.0%
Allied Irish Banks Plc
  1.245%, 7/15/03                                     $ 2,200    $   2,198,935
American General Finance Corp., Ltd.
  0.93%, 7/25/03                                        4,600        4,597,148
Amstel Funding Corp.
  1.05%, 12/29/03                                       2,000        1,989,442
AWB Finance, Ltd.
  1.25%, 7/11/03                                        2,000        1,999,306
Beta Finance Corp., Ltd.
  1.12%, 9/10/03                                        4,000        3,991,164
Caisse Centrale Desjardins du Quebec
  1.24%, 7/16/03                                        2,000        1,998,967
CDC Commercial Paper
  0.97%, 8/04/03                                        5,000        4,995,420
Clipper Receivables Corp.
  1.24%, 9/05/03                                        5,000        4,988,633
Colgate-Palmolive Co.
  1.00%, 7/31/03                                        2,000        1,998,333
Concord Minutemen Capital Co. LLC
  1.00%, 8/22/03                                        2,000        1,997,111
Corporate Receivables Corp.
  1.13%, 8/07/03                                        5,000        4,994,193
Danske Corp.
  1.22%, 7/07/03                                        2,100        2,099,573
  1.26%, 7/01/03                                        2,000        2,000,000
Delaware Funding Corp.
  0.98%, 7/23/03                                        1,500        1,499,102
Den Norske Bank ASA
  1.25%, 7/07/03                                        1,900        1,899,604
Depfa Bank Europe Plc
  1.05%, 9/24/03                                        2,000        1,995,042
Dexia Delaware LLC
  1.05%, 9/30/03                                        1,500        1,496,019
Edison Asset Security LLC
  1.14%, 8/07/03                                        5,000        4,994,142
Galaxy Funding, Inc.
  1.26%, 7/07/03                                        2,000        1,999,580
Giro Balanced Funding Corp.
  1.24%, 7/15/03                                        4,000        3,998,071
Hbos Treasury Services Plc
  1.10%, 9/09/03                                        5,000        4,989,306
HSBC USA, Inc.
  1.25%, 9/22/03                                        1,000          997,118
Jupiter Securitization Corp.
  1.15%, 7/11/03                                        2,000        1,999,361
Nordeutsche Landesbank
  1.24%, 7/14/03                                        5,000        4,997,761
Old Line Funding Corp.
  1.12%, 7/15/03                                        2,000        1,999,129
Prudential Plc
  1.25%, 7/25/03                                        2,000        1,998,333
Rabobank Nederland
  1.31%, 7/01/03                                        5,000        5,000,000
San Paolo-IMI U.S. Financial Co.
  1.05%, 9/08/03                                        2,000        1,995,975
Scaldis Capital LLC
  1.22%, 9/26/03                                        2,000        1,994,103
Steamboat Funding Corp.
  1.09%, 7/18/03                                        5,000        4,997,426
Toronto Dominion Holdings USA
  1.01%, 9/16/03                                        2,000        1,995,679
Toyota Motor Credit Corp.
  1.13%, 7/18/03                                        3,000        2,998,399
  1.20%, 7/16/03                                        1,230        1,229,385
UBS Finance, Inc.
  1.31%, 7/01/03                                        5,000        5,000,000
Verizon Network Funding Corp.
  0.94%, 8/13/03                                        2,000        1,997,755
Yorktown Capital, LLC
  0.95%, 8/06/03                                        5,000        4,995,250
                                                                 -------------
TOTAL COMMERCIAL PAPER
  (amortized cost $106,914,765)                                    106,914,765
                                                                 -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS-17.0%
Federal Home Loan Bank
  0.91%, 9/27/04 FRN                                   10,000        9,995,019
  0.95%, 7/01/03                                        2,900        2,900,000
  1.225%, 7/06/04                                       2,000        2,000,000
Federal Naional Mortgage Association
  1.11%, 7/06/04                                        2,000        2,000,000
  1.38%, 5/07/04                                        3,000        3,000,000
  1.40%, 4/19/04                                        2,000        2,000,000
                                                                 -------------
Total U.S. Government Agency Obligations
  (amortized cost $21,895,019)                                      21,895,019
                                                                 -------------
CERTIFICATES OF DEPOSIT-1.6%
The Bank of New York Co., Inc.
  2.54%, 7/07/03
  (amortized cost $2,000,420)                           2,000        2,000,420
                                                                 -------------
CORPORATE OBLIGATIONS-1.5%
Canadian Imperial Bank
  1.23%, 10/30/03 FRN
  (amortized cost $1,999,865)                           2,000        1,999,865
                                                                 -------------
TOTAL INVESTMENTS-103.1%
  (cost $132,810,069)                                              132,810,069
Other assets less liabilities-(3.1%)                                (4,015,323)
                                                                 -------------
NET ASSETS-100%                                                  $ 128,794,746
                                                                 =============


Glossary:

FRN - Floating Rate Note

See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $132,810,069)        $ 132,810,069
  Interest receivable                                                   84,040
                                                                 -------------
  Total assets                                                     132,894,109
                                                                 -------------
LIABILITIES
  Due to custodian                                                   3,909,712
  Advisory fee payable                                                  52,110
  Dividends payable                                                     51,191
  Distribution fee payable                                              11,992
  Accrued expenses                                                      74,358
                                                                 -------------
  Total liabilities                                                  4,099,363
                                                                 -------------
NET ASSETS                                                       $ 128,794,746
                                                                 =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $     128,795
  Additional paid-in capital                                       128,666,039
  Accumulated net realized loss on investment transactions                 (88)
                                                                 -------------
                                                                 $ 128,794,746
                                                                 =============
Class A Shares
  Net assets                                                     $  72,222,555
                                                                 =============
  Shares of capital stock outstanding                               72,220,973
                                                                 =============
  Net asset value per share                                      $        1.00
                                                                 =============
Class B Shares
  Net assets                                                     $  56,572,191
                                                                 =============
  Shares of capital stock outstanding                               56,574,192
                                                                 =============
  Net asset value per share                                      $        1.00
                                                                 =============


See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                       $     922,380
                                                                 -------------
EXPENSES
  Advisory fee                                                         356,875
  Distribution fee--Class B                                             72,459
  Administrative                                                        37,500
  Custodian                                                             33,600
  Audit and legal                                                       16,615
  Printing                                                               5,322
  Transfer agency                                                          474
  Directors' fees and expenses                                             461
  Miscellaneous                                                         10,875
                                                                 -------------
  Total expenses                                                       534,181
                                                                 -------------
  Net investment income                                                388,199
                                                                 -------------
REALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investment transactions                             (16)
                                                                 -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $     388,183
                                                                 =============


See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                             Six Months Ended     Year Ended
                                               June 30, 2003     December 31,
                                               (unaudited)           2002
                                              --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                       $      388,199    $    1,674,782
  Net realized loss on investment
    transactions                                         (16)              (72)
                                              --------------    --------------
  Net increase in net assets from operations         388,183         1,674,710

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                         (273,851)       (1,243,462)
    Class B                                         (114,805)         (437,943)

CAPITAL STOCK TRANSACTIONS
  Net decrease                                   (20,737,025)      (28,322,498)
                                              --------------    --------------
  Total decrease                                 (20,737,498)      (28,329,193)
NET ASSETS
  Beginning of period                            149,532,244       177,861,437
                                              --------------    --------------
  End of period (including undistributed
    net investment income of $457 at
    December 31, 2002)                        $  128,794,746    $  149,532,244
                                              ==============    ==============


See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: Significant Accounting Policies

The AllianceBernstein Money Market Portfolio (the "Portfolio"), formerly Alliance Money Market Portfolio, is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"), formerly Alliance Variable Products Series Fund, Inc. The Portfolio's investment objective is to seek safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Securities in which the Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

4. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

5. Dividends and Distributions

The Portfolio declares dividends daily from net investment income. The dividends are paid monthly. Net realized gains distributions, if any, will be made at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annual rate of .50 of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Prior to May 1, 2003, the Adviser agreed to waive its fee and to reimburse the additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2003. Any expense waivers or reimbursements were accrued daily and paid monthly. For the six months ended June 30, 2003, the Portfolio received no such waivers/reimbursements.

MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Pursuant to the advisory agreement, the Portfolio paid $37,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2003.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2003.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50 of 1% of the Portfolio's average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25 of 1% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions

At June 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

NOTE E: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 were as follows:

                                                 2002              2001
                                             -------------     -------------
Distributions paid from:
  Ordinary income                            $   1,681,405     $   5,699,356
                                             -------------     -------------
Total distributions paid                     $   1,681,405     $   5,699,356
                                             =============     =============

As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                  $         457
Accumulated capital and other losses                                     (72)(a)
                                                               -------------
Total accumulated earnings/(deficit)                           $         385
                                                               =============

(a) On December 31, 2002, the Portfolio had a net capital loss carryforward of $72 all of which will expire in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE F: Capital Stock

There are 2,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 1,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                        AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2003  December 31,  June 30, 2003   December 31,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold           16,278,666   132,042,828    $ 16,278,666   $ 132,042,828
Shares issued
  in reinvestment
  of dividends           273,851     1,243,462         273,851       1,243,462
Shares redeemed      (41,545,812) (164,765,799)    (41,545,812)   (164,765,799)
                     -----------   -----------    ------------   -------------
Net decrease         (24,993,295)  (31,479,509)   $(24,993,295)  $ (31,479,509)
                     ===========   ===========    ============   =============

CLASS B
Shares sold           59,849,740   142,682,740    $ 59,849,740   $ 142,682,740
Shares issued
  in reinvestment
  of dividends           114,805       437,943         114,805         437,943
Shares redeemed      (55,708,275) (139,963,672)    (55,708,275)   (139,963,672)
                     -----------   -----------    ------------   -------------
Net increase           4,256,270     3,157,011    $  4,256,270   $   3,157,011
                     ===========   ===========    ============   =============

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                             Six Months
                                               Ended                         Year Ended December 31,
                                          June 30, 2003  ---------------------------------------------------------------
                                            (unaudited)     2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             -0-(a)      .01          .04          .06          .05          .05

LESS: DIVIDENDS
Dividends from net investment income              -0-(a)     (.01)        (.04)        (.06)        (.05)        (.05)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                            .32%        1.10%        3.57%        5.91%        4.69%        4.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $72,223      $97,216     $128,700     $146,270     $134,467     $119,574
Ratio to average net assets of:
  Expenses                                       .65%(c)      .68%         .63%         .67%         .64%         .68%
  Net investment income                          .65%(c)     1.10%        3.55%        5.73%        4.59%        4.84%



See footnote summary on page 9.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        CLASS B
                                            -----------------------------------------------------------------
                                            Six Months                                           June 16,
                                               Ended            Year Ended December 31,         1999(d) to
                                          June 30, 2003  -------------------------------------  December 31,
                                            (unaudited)      2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             -0-(a)      .01          .03          .05          .02

LESS: DIVIDENDS
Dividends from net investment income              -0-(a)     (.01)        (.03)        (.05)        (.02)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                            .20%         .85%        3.32%        5.65%        2.52%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $56,572      $52,316      $49,161       $9,758       $1,163
Ratio to average net assets of:
  Expenses                                       .90%(c)      .93%         .90%         .95%         .89%(c)
  Net investment income                          .40%(c)      .85%        2.60%        5.64%        4.71%(c)



(a)  Amount is less than $.01 per share.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d)  Commencement of distribution.

MONEY MARKET PORTFOLIO

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)


OFFICERS

Kathleen A. Corbet, Senior Vice President
Lewis A. Sanders, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward D. Baker III, Vice President
Thomas J. Bardong, Vice President
Matthew D.W. Bloom, Vice President
Russell Brody, Vice President
Frank V. Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Marilyn G. Fedak, Vice President
Thomas Kamp, Vice President
Sean Kelleher, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Ranji H. Nagaswami, Vice President
Daniel Nordby, Vice President
Jimmy K. Pang, Vice President
Raymond J. Papera, Vice President
Joseph G. Paul, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Michael J. Reilly, Vice President
Paul C. Rissman, Vice President
Ivan Rudolph-Shabinsky, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.

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




ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant?s principal executive officer and principal financial officer have concluded that the registrant?s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant?s internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.   DESCRIPTION OF EXHIBIT

         10 (b) (1)    Certification of Principal Executive Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)    Certification of Principal Financial Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:       /s/John D. Carifa
          -------------------------------
          John D. Carifa
          President

Date:  August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ----------------------------------
         John D. Carifa
         President

Date:  August 22, 2003

By:      /s/Mark D. Gersten
         ----------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  August 22, 2003